Personnel expenses and employee information	12 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
Personnel expenses and employee information	Personnel expenses and employee information
Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2018	2019	2020
Wages and salaries	1,777.9	2,124.4	2,519.6
Social security expenses	146.3	181.9	208.1
Pension and retirement expenses	122.0	152.5	182.6
Share-based payments	46.3	74.6	53.9
Personnel expenses	2,092.5	2,533.4	2,964.2

The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2018	2019	2020
Netherlands	8,597	11,376	12,812
Worldwide	18,204	22,192	24,727

The continued increase in payroll employees in 2020 is to support the growth of our business and due to the acquisition of Berliner Glas. As a result of the acquisition of Berliner Glas, around 1,600 employees joined ASML as of October 30, 2020. None of these employees work in the Netherlands. The personnel expenses in 2020 do not include any expenses of Berliner Glas, since ASML consolidates Berliner Glas using a one-quarter lag.
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

Year ended December 31 (in FTE)	2018	2019	2020
Customer Support	5,674	5,953	6,429
Manufacturing and Supply Chain Management	5,779	5,933	7,680
Strategic Supply Management	267	326	346
General & Administrative	1,701	1,898	2,061
Sales and Mature Products and Services	559	624	744
Research & Development	9,267	10,166	10,813
Total	23,247	24,900	28,073
Less: Temporary employees	3,203	1,681	1,459
Payroll employees	20,044	23,219	26,614
Bonus plans
We have annual performance related short-term incentive (STI) bonus plans for our employees. Under these plans, the payout depends on company and / or individual performance. This STI bonus (excluding the Board of Management) can range between 0% and 117.0% of the employees' annual base salary, depending on their job grade and the type of STI plan. The STI for 2020 is accrued for as part of Accrued and other liabilities in the Consolidated Balance Sheets and will be paid in the first quarter of 2021.
Short-term incentive bonus expenses for the Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2018	2019	2020
Board of Management	4.5	5.1	5.4
Other employees	233.7	269.1	402.5
Total bonus expenses	238.2	274.2	407.9